Employee Benefit Plans - Rollforward of Plan Investment Assets Including Change in Fair Value Classified in Level 3 of Valuation Hierarchy (Detail) - Foreign Pension Benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Change in fair value of plan assets
Fair value at beginning of period	$ 997	$ 930
Total gains or (losses) included in earnings (or changes in net assets)	40	88
Fair value at end of period	1,014	997
Fair Value, Measurements, Recurring
Change in fair value of plan assets
Fair value at beginning of period	997
Fair value at end of period	936	997
Fair Value, Measurements, Recurring | Corporate Debt Obligations
Change in fair value of plan assets
Fair value at beginning of period	154
Fair value at end of period		154
Fair Value, Measurements, Recurring | Level 3
Change in fair value of plan assets
Fair value at beginning of period	20
Fair value at end of period	19	20
Fair Value, Measurements, Recurring | Level 3 | Corporate Debt Obligations
Change in fair value of plan assets
Fair value at beginning of period	20	19
Transfers into Level 3	0	0
Total gains or (losses) included in earnings (or changes in net assets)	(1)	1
Fair value at end of period	19	20
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$ (1)	$ 1